Financial Instruments - Summary of Categories of financial instruments (Detail) - HKD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Financial assets
Financial assets at FVTPL	$ 150,134	$ 293,952
Amortized cost	2,958,592	2,646,297
Financial liability
Amortized cost	$ 33,773	$ 48,088